Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
9.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023:

Name of related parties	Relationship with the Company
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”)	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”)	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”)	A company under the control of a shareholder
Yongxu Liu	The Company’s CEO and Chairman
Xiying Yang	CEO’s spouse
Yongteng Liu	CEO’s brother
Fujian Yunlian Shengfeng Industry Co., Ltd., (“Fujian Yunlian”)	Shengfeng VIE’s shareholder
Fuzhou Puhui Technology Co., Ltd	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.
Chongqing Changjiang River Moulding Material (Group) Co., Ltd. (“Chongqing Changjiang”)	Non-controlling shareholder of Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.
Pingtan SF	An equity method investee of the Company
Mid-Castle Development Ltd. (“Mid-Castle”)	The Company’s shareholder
i)	Significant transactions with related parties were as follows:

	Years ended December 31,
	2025	2024	2023
Transportation services to Fujian Bafang	$40	$-	$-
Transportation services to Fujian Desheng	28	157	37
Transportation services to Chongqing Changjiang and its subsidiaries	13,307	575	-
Total	$13,375	$732	$37

	Years ended December 31,
	2025	2024	2023
Transportation services from Fujian Bafang	$2,796	$1,799	$1,108
Lease services from Fuzhou Tianyu	274	227	228
Lease services from Fuzhou Tianyu Management	17	47	17
Catering services from Tianyu Catering	-	1	2
Total	$3,087	$2,074	$1,355

ii)	Guarantees

The Company’s shareholder, CEO and Chairman, Yongxu Liu, his spouse, Xiying Yang, his brother, Yongteng Liu, Fujian Yunlian and Fuzhou Puhui Technology Co., Ltd, were the guarantors of the Company’s bank loans.

iii)	Significant balances with related parties were as follows:

	As of December 31, 2025	As of December 31, 2024
Due from related parties
Fuzhou Tianyu	$42	$41
Fujian Desheng	-	39
Fujian Bafang	31	-
Pingtan SF (a)	6,971	-
Mid-Castle	472	-
Chongqing Changjiang and its subsidiaries	4,642	621
Total	$12,158	$701

(a)	See Note 4

	As of December 31, 2025	As of December 31, 2024
Due to related parties
Fujian Bafang (a)	$1,699	$1,662
Fuzhou Tianyu	21	18
Yongteng Liu	110	-
Fuzhou Tianyu Management	-	7
Total	$1,830	$1,687

(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.